UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2009

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (52.8%)
	ALABAMA
$80	Birmingham-Southern College	3.00	10/01/2010	12.47	$74
1,116	University of Alabama	3.00	05/01/2021	12.27	696
164	University of Montevallo	3.00	05/01/2023	12.3	95
	CALIFORNIA
398	Azusa Pacific University	3.00	04/01/2017	12.96	274
170	Monterey Peninsula College	3.00	10/01/2018	11.95	117
260	San Diego State University	3.00	11/01/2021	11.93	164
540	San Francisco State University	3.00	11/01/2021	11.93	340
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	73
120	Taylor University	3.00	10/01/2010	12.45	112
930	University of Notre Dame	3.00	04/01/2018	12.95	616
	MARYLAND
690	Western Maryland College	3.00	11/01/2016	12.44	505
	MASSACHUSETTS
140	Atlantic Union College	3.00	11/01/2023	12.68	80
577	Boston University	3.00	12/31/2022	11.87	338
32	Springfield College	3.00	05/01/2011	12.59	29
	MICHIGAN
640	Albion College	3.00	10/01/2015	12.51	484
1,970	Finlandia University	3.50	08/01/2014	12.70	1,124
	MINNESOTA
640	Augsburg College	3.00	04/01/2016	12.95	458
295	College of St. Thomas	3.00	04/01/2017	12.95	204
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	20
	NEBRASKA
44	University of Nebraska	3.00	07/01/2013	10.59	36

1

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	NEW HAMPSHIRE
$185	Daniel Webster College	3.00	04/01/2019	12.99	$118
148	New England College	3.63	10/01/2013	12.37	125
565	New England College	3.00	04/01/2019	12.96	361
	NEW JERSEY
70	Fairleigh Dickinson University	3.00	11/01/2020	12.09	45
	NEW YORK
289	Long Island University	3.00	06/01/2016	12.34	202
707	Sarah Lawrence College	3.00	11/01/2021	12.64	437
	NORTH CAROLINA
61	Montreat-Anderson College	3.00	12/01/2019	12.19	39
735	University of North Carolina	3.00	01/01/2018	11.49	515
	OHIO
905	Case Western Reserve University	3.00	04/01/2016	10.54	700
76	University of Steubenville	3.38	04/01/2012	12.88	65
166	University of Steubenville	3.00	04/01/2017	12.96	114
	PENNSYLVANIA
319	Carnegie - Mellon University	3.00	11/01/2017	10.45	242
335	Harcum Junior College	3.00	11/01/2015	12.44	255
53	Swarthmore College	3.00	05/01/2014	12.30	43
198	Temple University	3.38	11/01/2014	11.99	163
	RHODE ISLAND
206	Community College of Rhode Island	3.00	04/01/2018	12.10	144
	SOUTH CAROLINA
434	College of Charleston	3.00	07/01/2016	12.02	306
368	Morris College	3.00	11/01/2013	12.42	302
	TENNESSEE
11	Bryan College	3.00	02/01/2010	12.68	10
	TEXAS
—	Laredo Junior College	3.00	08/01/2009	11.82	—
65	St. Edward’s University	3.63	04/01/2013	12.80	54
233	Texas Tech University	3.63	03/01/2013	10.80	199
1,230	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,085
	VERMONT
595	Middlebury College	3.00	04/01/2018	12.87	414
1,715	University of Vermont	3.00	10/01/2019	12.19	1,184

2

					Internal
Outstanding		Stated			Rate of	Amortized
Principal		Interest	Maturity		Return % (A)	Cost (Notes
Balance	Description	Rate %	Date		(Unaudited)	1 and 2)

	VIRGINIA
$665	Old Dominion University	3.00	06/01/2013		11.70	$522
19,235	Total College and University Loans					13,483

	Allowance for Loan Losses					460

	Net Loans of the Trust					13,023

	INVESTMENT AGREEMENTS (47.2%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(B)	8.00	2,600
7,104	FNMA #786 Revenue Fund	5.00	12/01/2014	(B)	5.00	7,104
9,704	Total Investment Agreements					9,704
$28,939	Total Investments (100.0%)					$22,727

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

(B) Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full (Note 2)

3

Item 2. Controls and Procedures

(a)        Not applicable to the registrant.

(b)       Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)            Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)            Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Brian True, Vice President

Date	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	October 29, 2009

* Print the name and title of each signing officer under his or her signature.